Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.24%
Alabama–3.29%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$4,214,361
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,273,715
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)(b)	4.00%	12/01/2025	15,000	15,000,000
Energy Southeast, A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,895,377
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	5,000	5,069,514
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(d)(e)	5.50%	01/01/2043	900	642,375
Jefferson (County of), AL;
Series 2024, Ref. RB	5.25%	10/01/2045	5,000	5,277,126
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,460	6,719,505
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,270,200
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	21,000	22,884,979
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	8,765	9,292,820
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,853,142
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	5,000	5,013,368
				94,406,482
Alaska–0.52%
Municipality of Anchorage; Series 2025, RB (INS - AGI)(c)(g)(h)	5.25%	02/01/2050	14,120	14,864,250
Arizona–3.03%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	677,379
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	921,985
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	981,660
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	507,539
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,790,173
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	2,079,258
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(f)	5.25%	07/01/2047	4,500	4,358,623
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(f)	5.50%	07/01/2036	5,265	5,293,693
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(f)	5.75%	07/15/2048	3,150	3,153,745
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,268,028
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(c)	4.10%	06/15/2028	10,000	10,024,496
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,246,678
Series 2017, Ref. RB	5.00%	11/15/2036	2,550	2,175,464
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(f)	5.00%	07/01/2036	2,500	2,504,376
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,704,470
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(f)	5.25%	07/01/2048	5,000	4,679,895
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(h)	5.25%	01/01/2053	12,280	13,077,532
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	3,180	3,453,864
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(f)	5.00%	06/15/2059	3,860	3,432,044
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.25%	08/01/2054	10,990	11,450,619
				86,781,521
Arkansas–0.52%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(c)(f)	4.75%	09/01/2049	5,000	4,888,495
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–(continued)
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	$5,000	$5,020,941
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(c)	5.70%	05/01/2053	5,000	5,101,492
				15,010,928
California–9.83%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2031	40	34,742
California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,088,450
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,142,494
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(a)	5.00%	04/01/2032	7,500	8,035,103
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,282,637
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,297,728
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	27,695	5,322,126
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(i)	0.00%	06/01/2055	10,000	2,000,468
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	8,723	8,950,220
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,418	3,536,292
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2025 B, Ref. RB(a)(c)	12.00%	11/02/2026	8,260	7,021,000
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(c)	5.00%	12/31/2043	10,000	10,060,990
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(f)	5.00%	07/01/2030	3,160	3,163,196
Series 2012, RB(c)(f)	5.00%	11/21/2045	6,705	6,705,029
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	11/21/2045	5,250	5,316,620
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2046	3,000	2,885,793
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2041	6,475	6,493,170
Series 2016 A, RB(f)	5.25%	12/01/2056	6,150	6,150,623
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(f)(i)	0.00%	06/01/2055	45,000	3,406,608
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(g)(i)	0.00%	08/01/2029	1,585	1,435,416
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2039	1,000	559,205
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(i)	0.00%	08/01/2032	5,030	4,169,581
Series 2009 A, GO Bonds(i)	0.00%	08/01/2033	4,185	3,347,596
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	78,500	8,449,528
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGI)(g)	5.00%	08/01/2026	2,000	2,034,333
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2034	1,500	1,141,495
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,520
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(c)	5.00%	05/15/2046	10,000	10,278,729
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(c)	5.50%	05/15/2037	10,810	12,078,053
Series 2022 G, RB(c)	5.50%	05/15/2038	6,000	6,666,684
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(c)	5.00%	05/15/2044	5,515	5,591,531
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,399,776
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2035	3,260	2,393,510
Morongo Band of Mission Indians (The); Series 2018 A, RB(f)	5.00%	10/01/2042	4,800	4,863,058
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	9,015	11,101,836
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2037	$1,170	$781,873
Series 2009 B, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2038	4,770	3,037,389
Series 2009 B, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2039	5,010	3,030,681
Series 2009 B, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2040	5,260	3,015,258
Series 2009 B, GO Bonds (INS - AGI)(g)(i)	0.00%	08/01/2041	5,520	2,988,713
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(i)	0.00%	08/01/2035	1,500	1,113,957
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	9,712,988
San Diego (County of), CA Regional Airport Authority; Series 2021 B, RB(c)	5.00%	07/01/2046	15,000	15,359,412
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	9,597,670
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2025 A, RB(c)(h)(j)	5.25%	05/01/2055	10,000	10,484,656
Series 2019 E, RB(c)	5.00%	05/01/2050	15,000	15,159,165
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	1,595	1,595,732
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	4,915	5,460,165
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	22,000	12,287,572
Series 2007 A, RB(i)	0.00%	06/01/2041	5,000	1,838,514
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	3,900	3,853,091
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(i)	0.00%	08/01/2026	1,250	1,228,112
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	1,006,752
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(g)(i)	0.00%	08/01/2027	7,865	7,479,651
				281,741,491
Colorado–3.19%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds(a)(b)	5.13%	12/15/2025	1,029	1,029,834
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(f)	5.00%	12/01/2049	1,600	1,523,576
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(f)	5.00%	12/01/2037	3,500	3,501,168
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	4,302	4,225,425
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	13,157,085
Series 2024 A, Ref. RB	5.25%	12/01/2054	13,345	13,826,819
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2050	4,000	4,004,518
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(g)	4.25%	12/01/2049	2,250	2,109,551
Denver (City & County of), CO;
Series 2018 A, Ref. RB(c)	5.00%	12/01/2048	15,800	15,900,278
Series 2021 A, RB	4.00%	08/01/2051	9,000	8,281,879
Series 2022 A, RB(c)	5.50%	11/15/2042	7,500	8,146,938
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,524,829
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,580,726
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,001,445
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB(a)(b)	4.25%	12/01/2025	2,250	2,295,000
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(f)	6.50%	12/01/2048	1,200	1,207,314
				91,316,385
Connecticut–0.34%
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(f)	5.00%	09/01/2046	3,990	3,828,851
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,000,323
Series 2014 A, RB	5.00%	08/01/2044	5,000	4,863,514
				9,692,688
District of Columbia–3.64%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	6,665	6,403,449
Series 2025, GO Bonds(h)	5.25%	01/01/2048	6,820	7,264,485
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	1,180	1,216,627
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	$2,250	$2,089,213
District of Columbia Income Tax Revenue; Series 2025, RB(h)	5.00%	07/01/2047	11,675	12,220,581
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(i)	0.00%	06/15/2046	25,000	5,871,072
Series 2006 C, RB(i)	0.00%	06/15/2055	34,000	3,379,777
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	9,261,949
Metropolitan Washington Airports Authority;
Series 2010 A, RB (INS - AGI)(g)(i)	0.00%	10/01/2037	17,565	10,421,436
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	23,085,207
Washington Metropolitan Area Transit Authority;
Series 2020 A, RB	4.00%	07/15/2045	5,000	4,798,223
Series 2025, RB(h)(j)	5.50%	07/15/2060	9,350	10,126,981
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	8,028,026
				104,167,026
Florida–10.47%
Broward (County of), FL;
Series 2017, RB(c)	5.00%	10/01/2047	18,945	18,994,804
Series 2019 A, RB(c)	4.00%	10/01/2049	5,530	4,908,755
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,787,383
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	13,548,096
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2055	2,000	1,753,323
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(f)	5.00%	07/01/2046	2,500	1,847,000
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(c)	6.13%	10/01/2055	1,375	1,432,736
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(h)	5.00%	10/01/2055	9,815	10,232,945
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	5,059,630
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(c)(f)	12.00%	07/15/2028	6,000	1,950,000
Series 2024, Ref. RB (INS - AGI)(c)(g)	5.00%	07/01/2044	10,000	9,943,697
Series 2024, Ref. RB (INS - AGI)(c)(g)	5.25%	07/01/2053	15,125	15,104,896
Series 2024, Ref. RB(c)	5.50%	07/01/2053	10,900	9,047,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(c)(f)	10.00%	07/15/2028	5,000	1,625,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $2,500,000)(a)(c)(e)(f)	10.00%	06/15/2026	2,500	1,875,000
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	9,070,942
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020 C, Ref. RB(f)	5.00%	09/15/2050	4,400	3,844,614
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(l)	1.40%	10/01/2042	5,970	5,970,000
Greater Orlando Aviation Authority;
Series 2017 A, RB(c)	5.00%	10/01/2047	10,000	10,043,695
Series 2019 A, RB(c)	4.00%	10/01/2044	10,000	9,264,880
Series 2024, RB(c)	5.25%	10/01/2051	10,000	10,401,121
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $4,672,453)(d)(e)	6.00%	04/01/2038	4,763	59,535
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	3,050	3,161,231
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,031,201
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,892,622
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,428,941
Lee (County of), FL;
Series 2024, RB(c)	5.25%	10/01/2049	11,470	11,916,256
Series 2024, RB(c)	5.25%	10/01/2054	5,000	5,153,152
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,721,794
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,010,790
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,045,351
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	$15,000	$13,751,802
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,486,195
Series 2021, RB	4.00%	10/01/2051	5,000	4,515,638
Subseries 2021 A-1, Ref. RB (INS - AGI)(c)(g)	4.00%	10/01/2045	28,000	26,718,600
Subseries 2021 A-2, Ref. RB (INS - AGI)(g)	4.00%	10/01/2049	11,290	10,438,243
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGI)(g)	5.00%	07/01/2035	3,350	3,353,118
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	10,000	10,473,233
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,097,484
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	1,950	2,075,846
Series 2025, RB	5.25%	11/01/2055	1,950	1,993,911
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(h)(j)	5.50%	10/01/2055	11,685	12,643,887
Reunion East Community Development District; Series 2005, RB(d)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,452,247
Tampa (City of), FL;
Series 2020 A, RB(i)	0.00%	09/01/2040	1,000	531,080
Series 2020 A, RB(i)	0.00%	09/01/2041	1,000	497,953
Series 2020 A, RB(i)	0.00%	09/01/2042	1,025	476,670
Series 2020 A, RB(i)	0.00%	09/01/2045	1,950	747,585
Series 2020 A, RB(i)	0.00%	09/01/2049	2,600	794,310
Series 2020 A, RB(i)	0.00%	09/01/2053	2,300	553,584
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(b)	6.00%	10/01/2029	3,000	3,329,259
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(f)	5.25%	05/01/2054	6,000	6,024,052
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	5.13%	05/01/2056	3,780	3,783,478
				299,864,567
Georgia–3.20%
Atlanta (City of), GA Department of Aviation; Series 2022 B, RB(c)	5.00%	07/01/2047	10,215	10,465,067
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(f)	5.56%	12/15/2048	6,000	5,380,582
City of Atlanta GA Department of Aviation (Green Bonds) ; Series 2025 B-1, RB(c)(h)	5.50%	07/01/2055	9,000	9,582,353
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	10,530	10,559,770
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,663,970
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(f)	5.88%	06/15/2047	1,680	1,685,483
Series 2017 A, RB(f)	6.00%	06/15/2052	1,530	1,534,959
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,056,628
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,304,969
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,405,692
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,365,248
Series 2024 B, RB(a)	5.00%	03/01/2032	7,565	8,172,244
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	8,720	9,446,853
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(c)(f)	4.00%	01/01/2038	7,210	7,098,164
				91,721,982
Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,017,123
Idaho–0.19%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	5,265	5,511,305
Illinois–5.28%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	8,669,588
Series 2019 A, GO Bonds	5.00%	01/01/2044	5,765	5,503,995
Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,259,515
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(f)	7.00%	01/15/2029	1,575	1,576,175
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(c)	6.13%	02/20/2042	$1,100	$1,100,566
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	210	124,062
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(c)(h)(j)	5.25%	01/01/2053	15,000	15,287,870
Series 2022, RB(c)	5.00%	01/01/2048	5,000	5,070,329
Series 2024 A, RB(c)	5.50%	01/01/2059	10,750	11,183,618
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,000,865
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,697,560
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	6,550,890
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	4,870	4,729,613
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	461	445,012
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,180,308
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	10,975,018
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,907,181
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,944,340
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,679,419
Series 2024 B, GO Bonds	5.25%	05/01/2044	4,500	4,763,891
Series 2024 C, GO Bonds	4.00%	10/01/2048	8,750	7,764,767
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,484,479
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	1,270	1,271,693
Illinois (State of) Finance Authority; Series 2025, Ref. RB(f)	5.88%	09/01/2046	2,500	2,488,397
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(a)(b)	5.00%	02/15/2027	4,790	4,935,947
Series 2016 C, Ref. RB	5.00%	02/15/2041	5,210	5,273,504
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $3,560,284)(e)	5.00%	11/01/2035	3,430	2,375,275
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,324,713)(e)	5.00%	11/01/2040	2,245	1,554,663
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	772	567,944
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,388,226
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,007,018
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,712,135
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGI)(g)	5.25%	06/15/2031	2,630	2,634,842
Series 2014, Ref. RB (INS - AGI)(g)	5.25%	06/15/2032	2,395	2,399,237
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,514,115
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(d)	5.80%	03/01/2037	1,500	165,000
				151,187,057
Indiana–0.64%
Indiana Finance Authority; Series 2025, RB(h)	5.00%	10/01/2053	11,820	12,168,572
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,711,590
Series 2016, RB	5.00%	07/01/2041	1,500	1,500,947
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(c)(f)	4.88%	01/01/2044	3,000	3,025,865
				18,406,974
Iowa–0.62%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,000,096
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(b)	5.00%	12/01/2032	10,215	11,752,804
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	1,003,060
				17,755,960
Kansas–0.05%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,500	1,463,410
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.70%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	$465	$464,850
Series 2019, Ref. RB	4.00%	02/01/2036	380	377,179
Series 2019, Ref. RB	4.00%	02/01/2037	375	371,262
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,006,798
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,004,161
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	11,135	11,142,364
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,176,127
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,963,593
Kentucky (Commonwealth of) Public Energy Authority;
Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	6,013,584
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	5,000	5,426,758
Series 2024 A, RB(a)	5.00%	07/01/2030	3,575	3,797,139
				48,743,815
Louisiana–1.11%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGI)(g)	4.00%	12/01/2038	6,000	6,076,018
Louisiana (State of); Series 2023 A-1, Ref. VRD RB (LOC - Toronto-dominion Bank)(l)(n)	1.25%	05/01/2043	5,000	5,000,000
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(c)	5.50%	09/01/2059	15,470	15,814,277
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(b)	5.50%	05/15/2026	1,010	1,023,165
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,975,875
				31,889,335
Maryland–1.69%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,139,772
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,665,863
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(f)	5.13%	07/01/2037	1,265	1,264,021
Series 2017 A, RB(f)	5.25%	07/01/2047	4,295	4,051,397
Series 2017 A, RB(f)	5.38%	07/01/2052	1,530	1,431,506
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,053,730
Maryland Economic Development Corp. (Purple Line) (Green Bonds);
Series 2022 B, RB(c)	5.25%	06/30/2047	14,465	14,556,581
Series 2022 B, RB(c)	5.25%	06/30/2055	4,315	4,296,038
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,006,168
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,645,723
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,390,440
				48,501,239
Massachusetts–1.03%
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	1,500	1,562,949
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,030,820
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,194,800
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2041	2,000	2,020,830
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	1,999,942
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(c)	4.00%	07/01/2044	7,500	6,997,996
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(h)	4.00%	06/01/2050	10,000	9,564,147
				29,371,484
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–0.40%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	$1,230	$1,246,791
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,308,587
Series 2020, RB	5.00%	05/15/2055	2,520	2,298,332
Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,635,988
				11,489,698
Minnesota–0.07%
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,004,840
Missouri–2.19%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGI)(c)(g)	5.00%	03/01/2049	11,975	12,079,217
Series 2019 B, RB(c)	5.00%	03/01/2054	10,265	10,298,041
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	1,150	1,084,616
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,603,864
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,568,238
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,035	3,946,877
Series 2019 A, RB	5.00%	02/01/2042	3,105	3,115,920
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,204,139
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(h)	5.00%	11/15/2047	15,540	15,752,396
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,750,656
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	7,430,592
				62,834,556
Nebraska–1.24%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,963,840
Omaha (City of), Airport Authority; Series 2024, RB (INS - AGI)(c)(g)	5.25%	12/15/2054	11,480	11,992,731
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,592,248
Series 2021 A, RB (INS - AGI)(g)	4.00%	02/01/2051	5,000	4,632,134
Series 2023 A, RB	5.25%	02/01/2053	5,000	5,286,543
				35,467,496
Nevada–0.28%
Las Vegas Valley Water District; Series 2025, GO Bonds(h)	5.25%	06/01/2055	5,000	5,359,521
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,709,204
				8,068,725
New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	4,537	4,619,605
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(f)	3.75%	07/02/2040	1,205	992,079
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(f)	3.63%	07/02/2040	740	607,442
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,427	6,365,861
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	1,000	996,723
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,960	4,907,675
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(f)(i)	0.00%	12/01/2034	10,235	5,757,533
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(f)	5.63%	12/15/2033	1,930	1,984,844
				26,231,762
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–3.66%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(g)	5.75%	11/01/2028	$3,805	$4,013,754
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,562,536
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(h)	5.00%	08/15/2053	10,000	10,477,020
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(c)	5.38%	01/01/2043	1,500	1,501,369
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	5,000	5,306,432
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGI)(g)(i)	0.00%	12/15/2026	10,000	9,714,236
Series 2006 C, RB (INS - NATL)(g)(i)	0.00%	12/15/2031	7,410	6,154,994
Series 2014, RN	5.00%	06/15/2032	3,000	3,188,371
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,115,663
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,385,725
Series 2020 AA, RB	4.00%	06/15/2050	10,000	9,214,610
Series 2022, RB(a)(b)	5.50%	12/15/2032	5,000	5,972,867
New Jersey (State of) Turnpike Authority; Series 2022 B, RB	5.25%	01/01/2052	12,000	12,741,901
New Jersey Turnpike Authority; Series 2025, RB(h)(j)	5.25%	01/01/2055	8,050	8,691,660
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,605	1,597,566
Series 2018 A, Ref. RB	5.25%	06/01/2046	5,350	5,367,371
				105,006,075
New Mexico–0.07%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare); Series 2008, VRD Ref. RB(l)	1.40%	08/01/2034	2,000	2,000,000
New York–12.49%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(i)	0.00%	07/15/2035	5,000	3,424,216
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	4,851,635
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,828,622
Metropolitan Transportation Authority (Green Bonds);
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	9,088,214
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,603,183
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,785,956
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,258,866
Series 2019, RB(c)	5.00%	11/01/2049	6,500	6,635,446
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,757,153
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,179,697
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	8,024,388
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,640,596
New York (City of), NY Municipal Water Finance Authority; Series 2024 AA, RB	5.25%	06/15/2053	5,000	5,306,828
New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	10,000	9,814,832
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,463,482
Series 2023 F-1, RB	5.00%	02/01/2042	5,000	5,346,507
Subseries 2012 C-4, VRD RB(l)	1.40%	11/01/2036	5,000	5,000,000
New York (State of) Dormitory Authority;
Series 2021, RB(a)(b)	4.00%	03/15/2032	630	683,106
Series 2021, RB	4.00%	03/15/2040	10,225	10,266,245
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,140,536
Series 2025 A, RB	5.00%	03/15/2051	7,000	7,302,813
New York City Health and Hospitals Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	10,023,504
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	9,731,410
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(f)	5.00%	11/15/2044	10,905	10,905,040
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	9,276,218
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	9,433,442
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(c)	5.00%	08/01/2026	$4,615	$4,616,198
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(c)	5.00%	01/01/2034	6,970	7,123,162
Series 2020, RB(c)	4.38%	10/01/2045	4,165	3,929,745
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(c)	6.00%	06/30/2054	15,000	15,604,126
Series 2023, RB(c)	5.38%	06/30/2060	8,215	8,244,351
Series 2024, RB(c)	5.50%	06/30/2054	2,875	2,917,696
Series 2024, RB(c)	5.50%	06/30/2060	10,000	10,135,992
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2025, RB (INS - AGI)(c)(g)	5.50%	06/30/2059	6,000	6,296,942
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.25%	01/01/2050	14,815	14,814,846
Series 2023, RB(c)	6.00%	04/01/2035	10,000	11,041,004
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(c)	5.00%	12/01/2036	1,275	1,367,382
Series 2022, RB(c)	5.00%	12/01/2037	2,700	2,876,164
Series 2024, Ref. RB (INS - AGI)(c)(g)(k)	5.00%	12/31/2054	1,500	980,684
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(c)(g)	5.25%	12/31/2054	9,305	9,466,512
Series 2024, Ref. RB(c)	5.50%	12/31/2060	10,000	10,222,315
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(c)	5.00%	12/01/2038	7,875	8,338,504
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,496,984
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, RB(f)(i)	0.00%	08/15/2045	52,470	15,965,545
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	5,170	5,249,823
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,252,071
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,231,079
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,591,047
Series 2025, RB (INS - AGI)(g)	4.50%	12/01/2056	1,500	1,487,798
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	19,905	17,704,166
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,210,736
				357,936,807
North Carolina–0.25%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,050,132
Series 2020, RB	5.00%	10/01/2045	1,000	947,552
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGI)(g)	5.00%	01/01/2038	5,000	5,215,262
				7,212,946
North Dakota–0.37%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,446,788
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	2,895	3,225,898
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	6,065	5,796,485
				10,469,171
Ohio–3.89%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB(a)(b)	5.25%	11/15/2026	5,000	5,127,835
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,040	3,514,606
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	20,240	17,073,005
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	21,475	1,886,809
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,141,944
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB(c)	5.50%	01/01/2050	$10,000	$10,631,743
Series 2025, Ref. RB(c)	5.50%	01/01/2055	15,750	16,673,131
County of Franklin OH; Series 2025, RB(h)	5.25%	11/01/2055	8,835	9,345,742
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	5,600	5,644,231
Series 2017, Ref. RB	5.50%	02/15/2057	7,000	6,948,537
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,622,315
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,476,285
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,353,945
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,696,713
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(c)	5.00%	12/31/2025	1,040	1,041,177
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(f)	4.50%	01/15/2048	2,000	1,872,566
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,215	1,242,036
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(c)	6.10%	09/20/2049	2,845	2,846,420
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,341,468
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,928,997
				111,409,505
Oklahoma–1.90%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,562,223
Series 2018 B, RB	5.50%	08/15/2052	6,000	6,024,973
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	13,000	14,142,814
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,700	3,483,332
Oklahoma Municipal Power Authority; Series 2025, RB (INS - AGI)(g)(h)(j)	5.25%	01/01/2056	8,850	9,435,269
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(c)	5.50%	12/01/2035	7,500	7,505,288
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.); Series 2025, Ref. RB(c)	6.25%	12/01/2035	4,500	5,192,981
				54,346,880
Oregon–0.95%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,021,968
Series 2018 A, RB	5.00%	05/15/2052	500	457,949
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,005,929
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,213,095
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,261,114
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,707,087
Morrow (Port of), OR; Series 2024 A, GO Bonds(f)	5.15%	10/01/2026	2,000	2,000,191
Oregon (State of); Series 2020 M, VRD GO Bonds(l)	1.20%	12/01/2044	400	400,000
Portland (Port of), OR (Green Bonds);
Series 2024, RB(c)	5.25%	07/01/2054	10,500	10,919,301
Twenty Ninth Series 2023, RB(c)	5.50%	07/01/2053	5,000	5,262,625
				27,249,259
Pennsylvania–4.78%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(c)	5.00%	01/01/2056	15,000	15,033,235
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008, VRD Ref. RB(l)	1.20%	12/01/2037	1,050	1,050,000
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,982,361
Series 2022, Ref. RB	5.00%	05/01/2057	5,345	5,382,910
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	3,300	3,301,305
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(c)	5.25%	06/30/2053	$12,000	$12,205,962
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2024, VRD RB (LOC - PNC Bank N.A.)(l)(n)	1.40%	11/01/2061	700	700,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	3,865	4,186,265
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(g)	5.00%	06/01/2032	5,000	5,087,315
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	5,500	5,799,813
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,134,901
Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,557,516
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,026,782
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,093,112
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	7,800,701
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,441,593
Pennsylvania Housing Finance Agency; Series 2025, RB(h)	5.15%	10/01/2050	12,000	12,220,624
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(h)	5.50%	07/01/2053	11,000	11,901,794
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,323,429
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,523,611
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,901,587
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(g)	5.00%	06/01/2026	2,360	2,387,204
				137,042,020
Puerto Rico–1.26%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,920	3,973,807
Series 2002, RB	5.63%	05/15/2043	1,250	1,270,613
Series 2008 A, RB(i)	0.00%	05/15/2057	54,915	2,623,334
Series 2008 B, RB(i)	0.00%	05/15/2057	260,000	7,858,968
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	5,000	4,448,930
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(g)	5.25%	07/01/2031	2,700	2,753,791
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	1,582	1,578,991
Series 2018 A-1, RB(i)	0.00%	07/01/2046	21,000	7,160,952
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,387,346
				36,056,732
Rhode Island–0.30%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	1,825	1,862,958
Series 2024, RB	5.25%	05/15/2054	6,555	6,667,099
				8,530,057
South Carolina–1.80%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,905,107
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	1,255	1,252,603
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,734,499
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	15,000	15,281,697
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	915	911,005
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	2,500	2,699,169
Series 2024, RB	5.50%	11/01/2050	10,000	10,703,987
South Carolina (State of) Public Service Authority; Series 2021 B, RB	5.00%	12/01/2040	3,300	3,478,667
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	$6,250	$6,575,279
				51,542,013
Tennessee–0.90%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(g)	5.25%	07/01/2049	1,250	1,301,012
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(c)	5.00%	07/01/2044	5,000	5,080,228
Series 2022 B, RB(c)	5.50%	07/01/2052	11,250	11,806,485
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	999,902
Series 2014, RB	5.25%	12/01/2044	1,165	1,073,282
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,392,210
				25,653,119
Texas–11.20%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(f)	5.75%	06/15/2055	1,000	1,010,644
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,000,798
Board of Regents of the University of Texas System;
Series 2019 B, RB	5.00%	08/15/2049	15,000	16,921,636
Series 2025 B, RB	5.00%	08/15/2051	5,000	5,328,485
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(h)	5.25%	02/15/2060	6,500	6,950,334
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	6,750	6,362,100
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,772,297
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,402,491
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	16,110	14,771,615
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2049	10,300	9,571,057
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(g)	5.25%	10/01/2048	10,750	11,318,345
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(g)	5.25%	08/15/2031	6,665	7,597,963
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,610,945
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	7,725	7,100,735
Harris County Hospital District; Series 2025, GO Bonds(h)	5.50%	02/15/2050	7,000	7,644,123
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(c)	4.00%	07/15/2041	5,550	5,052,117
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(c)	5.00%	07/15/2028	8,250	8,485,709
Series 2020 B-2, Ref. RB(c)	5.00%	07/15/2027	1,500	1,526,108
Series 2020 C, Ref. RB(c)	5.00%	07/15/2027	3,875	3,942,447
Series 2024 B, RB(c)	5.50%	07/15/2039	10,000	10,751,956
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI)(g)(i)	0.00%	09/01/2026	8,750	8,552,950
Series 2001 B, RB (INS - AGI)(g)(i)	0.00%	09/01/2027	3,600	3,409,362
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,977,859
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,609,152
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,626,980
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(c)	5.00%	11/01/2028	1,070	1,070,562
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,642,467
Magnolia Independent School District;
Series 2023, GO Bonds(a)(b)	4.00%	08/15/2032	330	358,703
Series 2023, GO Bonds	4.00%	08/15/2047	5,825	5,567,287
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(h)	5.25%	02/15/2055	5,000	5,361,871
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	5,039,071
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(d)	5.13%	02/15/2030	$592	$5,922
Series 2014, Ref. RB(d)	5.13%	02/15/2042	723	7,225
Series 2016, Ref. RB(d)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(f)	4.63%	10/01/2031	9,335	9,362,607
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,600	3,732,515
Series 2025 A, RB	6.50%	10/01/2060	2,500	2,582,350
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $15,000)(d)(e)	7.50%	11/15/2037	15	15,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $361,288)(d)(e)	2.00%	11/15/2061	373	160,515
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,926,484
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	305	303,484
Series 2016 A, RB	5.38%	11/15/2036	865	833,063
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,092,918
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,826,185
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,228,778
Series 2020, RB	5.25%	10/01/2055	4,995	4,608,540
North East Texas Regional Mobility Authority; Series 2016, RB(a)(b)	5.00%	01/01/2026	3,400	3,406,292
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(g)(i)	0.00%	01/01/2028	12,800	12,033,445
Series 2008 D, Ref. RB (INS - AGI)(g)(i)	0.00%	01/01/2029	2,165	1,973,675
Series 2008 D, Ref. RB (INS - AGI)(g)(i)	0.00%	01/01/2031	4,710	4,033,530
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(h)	5.25%	02/15/2055	4,000	4,280,072
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,756,497
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	5.75%	09/15/2036	145	145,779
San Antonio (City of), TX;
Series 2025, RB(h)	5.25%	02/01/2046	5,250	5,558,787
Series 2025, RB(h)(j)	5.50%	02/01/2050	5,000	5,381,539
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(g)	5.00%	10/01/2032	1,250	1,251,391
Series 2011, RB (INS - AGI)(g)	5.00%	10/01/2037	1,000	1,000,923
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,695,895
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(d)	5.75%	02/15/2029	1,500	1,185,000
Series 2017 A, RB(d)	6.38%	02/15/2048	1,000	790,000
Series 2017 A, RB(d)	6.38%	02/15/2052	5,000	3,950,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,136,807
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	480,690
Series 2020, Ref. RB	6.75%	11/15/2051	500	454,288
Series 2020, Ref. RB	6.88%	11/15/2055	500	456,356
Texas (State of) Transportation Commission;
Series 2019, RB(i)	0.00%	08/01/2045	4,000	1,532,470
Series 2019, RB(i)	0.00%	08/01/2046	3,180	1,150,840
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(g)(i)	0.00%	08/15/2027	970	923,760
Series 2002, RB(b)(i)	0.00%	08/15/2027	30	28,550
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,420,643
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	1,983,075
Series 2023, RB(c)	5.50%	12/31/2058	5,000	5,215,193
Texas Transportation Finance Corp; Series 2025, RB(h)	5.50%	10/01/2055	9,590	10,504,954
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Wylie Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(h)	5.25%	08/15/2054	$5,740	$6,091,671
				320,846,825
Utah–0.97%
Black Desert Public Infrastructure District; Series 2024, RB(f)	5.63%	12/01/2053	5,000	5,058,545
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(g)(h)(j)	5.50%	06/01/2050	6,250	6,782,827
Salt Lake City (City of), UT;
Series 2017 A, RB(c)	5.00%	07/01/2047	5,700	5,720,862
Series 2021 A, RB(c)	5.00%	07/01/2046	10,000	10,204,977
				27,767,211
Virginia–0.58%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	955	956,901
Series 2016 A-2, RB(k)	7.13%	03/01/2059	2,293	2,110,920
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,472,807
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(c)	4.00%	07/01/2039	5,250	5,159,735
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes); Series 2022, Ref. RB(c)	5.00%	12/31/2057	5,000	5,005,931
				16,706,294
Washington–1.29%
King (County of), WA; Series 2025, RB, VRD(l)	1.35%	01/01/2065	1,500	1,500,000
Seattle (Port of), WA; Series 2024, Ref. RB(c)	5.25%	07/01/2049	5,000	5,218,991
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(h)(j)	5.00%	07/01/2058	16,500	16,503,559
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(f)(g)	5.25%	07/01/2055	2,500	2,543,357
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	7,255	6,809,006
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(f)	5.00%	01/01/2036	1,875	1,885,950
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(f)	5.00%	07/01/2048	2,000	1,469,985
Series 2018 A, Ref. RB(f)	5.00%	07/01/2053	1,500	1,049,063
				36,979,911
West Virginia–0.52%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(f)	5.50%	06/01/2037	2,500	2,535,400
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(c)(f)	5.45%	03/27/2035	1,000	1,069,225
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(d)(f)	6.75%	02/01/2026	4,035	403,500
Series 2018, RB(c)(d)(f)	8.75%	02/01/2036	1,300	390,000
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	5,830	6,249,093
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,348,007
				14,995,225
Wisconsin–3.55%
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(g)(i)	0.00%	12/15/2060	25,000	4,601,380
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,287,104
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB (Acquired 08/30/2017-09/05/2017; Cost $3,493,586)(e)	5.00%	08/01/2039	3,500	2,282,132
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2046	10,170	9,292,512
Series 2025, RB	5.25%	08/15/2055	5,000	5,192,544
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	9,179,582
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health Inc.); Series 2025, RB, VRD(l)	1.85%	04/01/2055	$10,000	$10,000,000
Wisconsin (State of) Public Finance Authority;
Series 2023 B, RB(f)(i)	0.00%	07/01/2062	6,750	5,400,000
Series 2025, RB(c)	5.75%	06/30/2060	5,000	5,201,677
Series 2025, RB(c)	6.50%	06/30/2060	5,000	5,529,377
Series 2025, RB(c)	5.75%	12/31/2065	6,280	6,518,909
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	6.75%	08/01/2031	3,000	2,310,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2050	2,500	2,460,572
Series 2022 A, RB(f)	6.13%	02/01/2050	2,705	2,659,030
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(c)	4.00%	03/31/2056	5,500	4,455,547
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.25%	01/01/2038	5,250	2,362,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,123,422
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,046,515
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,956,527
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,940	1,945,282
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(f)(i)	0.00%	12/15/2034	1,375	804,125
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,068,590
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(f)	5.00%	03/01/2052	1,075	941,148
				101,618,475
Total Municipal Obligations (Cost $3,039,935,861)				3,043,880,624
			Shares
Exchange-Traded Funds–0.51%
Invesco Intermediate Municipal ETF(o)			93,701	4,847,153
Invesco Rochester High Yield Municipal ETF(o)			193,959	9,861,768
Total Exchange-Traded Funds (Cost $14,666,028)				14,708,921

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(m)			68,700	0
TOTAL INVESTMENTS IN SECURITIES(p)–106.75% (Cost $3,054,601,889)				3,058,589,545
FLOATING RATE NOTE OBLIGATIONS–(7.28)%
Notes with interest and fee rates ranging from 3.35% to 3.36% at 11/30/2025 and contractual maturities of collateral ranging from 02/01/2046 to 07/15/2060(q)				(208,645,000)
OTHER ASSETS LESS LIABILITIES–0.53%				15,143,016
NET ASSETS–100.00%				$2,865,087,561
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security subject to the alternative minimum tax.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $7,775,022, which represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at November 30, 2025 was $8,964,495, which represented less than 1% of the Fund’s Net Assets.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $222,519,296, which represented 7.77% of the Fund’s Net Assets.

(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Zero coupon bond issued at a discount.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $66,630,260. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$4,812,636	$-	$34,517	$-	$4,847,153	$27,750
Invesco Rochester High Yield Municipal ETF	$877,166	$8,980,782	$-	$3,820	$-	$9,861,768	$108,382
Total	$877,166	$13,793,418	$-	$38,337	$-	$14,708,921	$136,132

(p)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	8.35%

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $295,762,022 are held by TOB Trusts and serve as collateral for the $208,645,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	717	March-2026	$(81,267,469)	$(509,742)	$(509,742)

(a)	Futures contracts collateralized by $1,478,820 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,043,756,562	$124,062	$3,043,880,624
Exchange-Traded Funds	14,708,921	—	—	14,708,921
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments in Securities	14,708,921	3,043,756,562	124,062	3,058,589,545
Other Investments - Assets*
Investments Matured	—	1,208,538	—	1,208,538
Other Investments - Liabilities*
Futures Contracts	(509,742)	—	—	(509,742)
Total Other Investments	(509,742)	1,208,538	—	698,796
Total Investments	$14,199,179	$3,044,965,100	$124,062	$3,059,288,341

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Municipal Income Fund